Note Payable	12 Months Ended
Dec. 31, 2012
Note Payable [Abstract]
Note Payable
12.	Note Payable

In 1999, the Company purchased real estate in Berlin, financing 100% of the purchase price.  In 2003, an operations center was constructed on this site.  This 6% unsecured note was paid in full in 2010.